Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated other comprehensive (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2018			$ 300	$ 25,850	$ (315)	$ (1,074)	$ 3,727	$ 169	$ (205)		$ 4,340	$ 12,929
Statement [Line Items]
Issued under the Stock Option Plan												62
Repurchased for cancellation and/or treasury shares sold/purchased												(20)
Net income		$ 5,758		5,758
Dividends on preferred shares and distributions payable on other equity instruments				(211)
Dividends on common shares				(2,594)
Issued during the year											1,008
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		1,444				1,444
Unrealized gains (losses) on translation of net foreign operations		(11)					(11)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		(552)						(552)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		75							75
Unrealized gains (losses) on fair value through OCI debt securities arising during the year					412
Unrealized gains on fair value through OCI equity securities arising during the year					1
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the year		143				143
Unrealized gains (losses) on hedges of net foreign operations		(13)					(13)
Equity issue expense				(8)
Common shares repurchased for cancellation (Note 16)				(70)
Reclassification to earnings of (gains) during the year		(72)			(72)
Other			3
Balance at end of year at Oct. 31, 2019		51,076	303	28,725	26	513	3,703	(383)	(130)	$ 3,729	5,348	12,971
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												471
Issued under the Stock Option Plan												40
Repurchased for cancellation and/or treasury shares sold/purchased	[1],[2]											(52)
Impact from adopting IFRS 16 (Note 1)				(59)
Net income		5,097		5,097
Dividends on preferred shares and distributions payable on other equity instruments				(247)
Dividends on common shares				(2,723)
Issued during the year											1,250
Stock option expense, net of options exercised (Note 20)			(1)
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		1,513				1,513
Unrealized gains (losses) on translation of net foreign operations		373					373
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		(255)						(255)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(28)							(28)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year					410
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the year		(47)				(47)
Unrealized gains (losses) on hedges of net foreign operations		(96)					(96)
Equity issue expense				(3)
Net discount on sale of treasury shares				(45)
Reclassification to earnings of (gains) during the year		(81)			(81)
Balance at end of year at Oct. 31, 2020		56,593	302	30,745	355	1,979	3,980	(638)	(158)	5,518	6,598	13,430
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												0
Issued under the Stock Option Plan												122
Repurchased for cancellation and/or treasury shares sold/purchased	[1],[2]											47
Impact from adopting IFRS 16 (Note 1)				0
Net income		7,754		7,754
Dividends on preferred shares and distributions payable on other equity instruments				(244)
Dividends on common shares				(2,746)
Stock option expense, net of options exercised (Note 20)			10
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		(1,380)				(1,380)
Unrealized gains (losses) on translation of net foreign operations		(2,207)					(2,207)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		923						923
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(196)							(196)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year					(161)
Unrealized gains on fair value through OCI equity securities arising during the year					20
Redeemed during the year											(1,040)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the year		(414)				(414)
Unrealized gains (losses) on hedges of net foreign operations		496					496
Equity issue expense				(6)
Net discount on sale of treasury shares				(6)
Reclassification to earnings of (gains) during the year		(43)			(43)
Other			1
Balance at end of year at Oct. 31, 2021		$ 57,523	$ 313	$ 35,497	$ 171	$ 185	$ 2,269	$ 285	$ 354	$ 2,556	$ 5,558	$ 13,599

[1]	Common shares are net of 36,521 treasury shares as at October 31, 2021 (652,730 treasury shares as at October 31, 2020).
[2]	During fiscal 2021 and 2020, we did not purchase any of our common shares under the normal course issuer bid.